Loans and amounts due from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Amounts Due From Credit Institutions Classification [Abstract]
Loans and receivables		R$ 32,300,095	R$ 27,762,473	R$ 42,422,638
Of which:
Loans and amounts due from credit institutions, gross		32,369,110	27,963,914	42,601,397
Impairment losses (note 10.c)		(69,015)	(201,441)	(178,759)
Loans and amounts due from credit institutions, net		32,300,095	27,762,473	42,422,638
Loans and amounts due from credit institutions, gross		32,369,110	27,963,914	42,601,397
Type:
Time deposits		4,236,990	2,070,151	3,626,514
Reverse repurchase agreements	[1]	270,735	848,096	152,870
Escrow deposits		10,136,079	9,836,300	9,493,169
Cash and Foreign currency investments		15,981,475	13,194,923	24,057,973
Other accounts		1,743,831	2,014,444	5,270,871
Total		32,369,110	27,963,914	42,601,397
Currency:
Brazilian Real		17,004,884	25,421,465	18,631,226
US dollar		15,044,088	1,658,980	23,607,170
Euro		307,633	779,314	323,053
Pound sterling		3,585	51,972	4,964
Other currencies		8,920	52,183	34,984
Total		R$ 32,369,110	R$ 27,963,914	R$ 42,601,397

[1]	Collateralized by debt instruments.